RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 2 —RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

After preparation of the Company’s unaudited condensed financial statements for the quarterly period ended September 30, 2021, the Company concluded it should revise its previously issued financial statements to classify all Class A ordinary shares subject to redemption in temporary equity. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these condensed financial statements, the Company revised this interpretation to include temporary equity in net tangible assets.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 10-K of and for the period ended December 31, 2020 (the “Affected Period”) as filed with the Securities and Exchange Commission (“SEC”) on March 23, 2021 (the “Original Filing”) and subsequently amended on June 2, 2021 (the “First Amended Filing”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Period should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements in a Form 10-K/A Amendment No. 2 filed by the Company with the SEC on December 15, 2021. The Original Filing and First Amended Filing should no longer be relied upon.

The restatement does not have an impact on the Company’s cash position and cash held in the trust account established in connection with the IPO (the “Trust Account”).

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,346,780	$—	$416,346,780
Liabilities and Shareholders’ equity
Total current liabilities	$416,521	$—	$416,521
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative liabilities	40,532,280	—	40,532,280
Total liabilities	55,438,801	—	55,438,801
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	355,907,970	58,092,030	414,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	581	(581)	—
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	16,798,022	(16,798,022)	—
Accumulated deficit	(11,799,629)	(41,293,427)	(53,093,056)
Total shareholders’ (deficit)	5,000,009	(58,092,030)	(53,092,021)
Total liabilities and shareholders’ (deficit)	$416,346,780	$—	$416,346,780

The Company’s statement of shareholders’ deficit has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from September 28, 2020 (inception) through December 31, 2020:

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from September 28, 2020 (inception) through December 31, 2020:

For the Period from September 28, 2020 (inception) through December 31, 2020
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	$362,617,170	$(362,617,170)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(6,709,200)	$6,709,200	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from September 28, 2020 (inception) through December 31, 2020:

	EPS for Class A ordinary shares
	As Previously Reported	Adjustment	As Restated
Form 10-K/A (December 31, 2020)
Net loss	$(11,799,629)	$—	$(11,799,629)
Weighted average shares outstanding	41,400,000	(33,750,000)	7,650,000
Basic and diluted loss per share	$—	$(0.66)	$(0.66)

	EPS for Class B ordinary shares
	As Previously Reported	Adjustment	As Restated
Form 10-K/A (December 31, 2020)
Net loss	$(11,799,629)	$—	$(11,799,629)
Weighted average shares outstanding	10,350,000	—	10,350,000
Basic and diluted loss per share	$(1.14)	$0.48	$(0.66)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 15, 2020:

	As of December 15, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,788,700	$—	$416,788,700
Liabilities, Class A ordinary shares subject to redemption and Shareholders’ equity (deficit)
Total current liabilities	$762,402	$—	$762,402
Deferred underwriting fee payable	14,490,000	—	14,490,000
Derivative liabilities	29,873,200	—	29,873,200
Total liabilities	45,125,602	—	45,125,602
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	366,663,090	47,336,910	414,000,000
Shareholders’ equity (deficit)
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	473	(473)	—
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	6,129,570	(6,129,570)	—
Accumulated deficit	(1,131,070)	(41,206,867),	(42,337,937)
Total shareholders’ equity (deficit)	5,000,008	(47,336,910)	(42,336,902)
Total liabilities, Class A ordinary shares subject to redemption and shareholders’ equity (deficit)	$416,788,700	$—	$416,788,700

CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. As of December 31, 2020, there were 41,400,000 Class A ordinary shares outstanding, all of which were subject to possible redemption.

The Class A ordinary shares issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A ordinary shares stock subject to possible redemption as follows.

Gross Proceeds for initial public offering and over-allotment	$414,000,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(22,524,192)
Proceeds allocated to Public Warrants at issuance	(19,458,000)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption amount	41,982,192

Class A ordinary shares subject to possible redemption	$414,000,000

Going Concern

In connection with the Company's assessment of going concern considerations in accordance with Financial Accounting Standard Board's Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until December 15, 2022 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 15, 2022

Note 2 – Restatement of Previously Issued Financial Statements

After preparation of the Company’s unaudited condensed financial statements for the quarterly period ended September 30, 2021, the Company concluded it should revise its previously issued financial statements to classify all Class A ordinary shares subject to redemption in temporary equity. Subsequent to the filing of the 10-Q for the quarterly period ending September 30, 2021, the

Company concluded it should restate its prior-filed financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Pursuant to such re-evaluation, the Company’s management has determined that the Public Shares include certain provisions that require classification of all of the Public Shares as temporary equity regardless of the net tangible assets redemption limitation contained in its Amended and Restated Memorandum and Articles of Association. Therefore, on November 24, 2021, the Company filed a Form 8-K reporting that the Company’s previously issued (i) audited balance sheet as of December 15, 2020 (the “Post-IPO Balance Sheet”), as previously revised in the Company’s Annual Report on Form 10-K, as amended, for the fiscal year ended December 31, 2020, filed with the SEC on June 2, 2021 (the “2020 Form 10-K/A No. 1”), (ii) audited financial statements included in the 2020 Form 10-K/A No. 1, (iii) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2021, filed with the SEC on June 7, 2021 (the “Q1 Form 10-Q”), (iv) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021, filed with the SEC on August 13, 2021 (the “Q2 Form 10-Q”) and (v) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2021, filed with the SEC on November 9, 2021 (the “Q3 Form 10- Q” and collectively, the “Affected Periods”), should no longer be relied upon.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error. Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company has restated its financial statements for the Affected Periods in: (1) the Company’s Amendment No. 2 to the Annual Report on Form 10-K for the fiscal year ended December 31, 2020, filed with the SEC (the “Form 10-K/A No. 2”), for the Post IPO Balance Sheet and the Company’s audited financial statements included in the 2020 Form 10-K/A No. 1, (2) the Company’s Amendment No. 1 to the Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2021, filed with the SEC (the “Q1 Form 10-Q/A No. 1”), for the unaudited condensed consolidated financial statements included in the Q1 Form 10-Q, (3) the Company’s Amendment No. 1 to the Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021, filed with the SEC (the “Q2 Form 10-Q/A No. 1”), for the unaudited condensed consolidated financial statements included in the Q2 Form 10-Q, and (4) the Company’s Amendment No. 1 to the Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2021, filed with the SEC (the “Q3 Form 10-Q/A No. 1”), for the unaudited condensed consolidated financial statements included in the Q3 Form 10-Q.

Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2021 and December 31, 2020, there were 41,400,000 Class A ordinary shares outstanding, all of which were subject to redemption.

The Class A ordinary shares issued in the Initial Public Offering and those issued as part of the Over-Allotment Units were recognized in Class A ordinary shares subject to possible redemption as follows:

Gross Proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)
Plus:
Accretion of carrying value to redemption value	41,982,192
Class A ordinary shares subject to possible redemption	$414,000,000

Going Concern

In connection with the Company's assessment of going concern considerations in accordance with Financial Accounting Standard Board's Accounting Standards Update ("ASU") 2014-15, "Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern," the Company has until December 15, 2022 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company's ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 15, 2022.